Filed Pursuant to Rule 497(e)

Ambassador Funds

Ambassador Money Market Fund

Registration File No. 333-36796

AMBASSADOR FUNDS

AMBASSADOR MONEY MARKET FUND

SUPPLEMENT DATED JULY 16, 2010

to

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 23, 2009

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION UNDER “LEGAL COUNSEL”:

Greenberg Traurig, LLP, whose address is 77 West Wacker Drive, Suite 3100, Chicago, Illinois 60601, serves as legal counsel to the Trust

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS UNDER THE CAPTION “TRUSTEES” AND STATEMENT OF ADDITIONAL INFORMATION UNDER “MANAGEMENT OF THE TRUST”:

Nominee (Year of Birth)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
DISINTERESTED TRUSTEES
John L. Guy (1952)	Trustee	Indefinite Term since July 16, 2010	Sr. VP SBA & Alternative Lending Feb 2008 to present, Sr. VP Business Banking, Fifth/Third Bank, Nov 2006 through Feb 2008; Executive Director, Wachovia Corp. (formerly First Union Nat'l Bank), Business Banking, General Bank Group, from Nov 1999 through April 2006.	1	The Monetta Fund, Inc.(one fund), since 1998 , and The Monetta Trust, (three funds), since 1993
			Continued………

Nominee (Year of Birth)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
DISINTERESTED TRUSTEES (Continued)
Marlene Z. Hodges (1948)	Trustee	Indefinite Term since July 16, 2010	CFO, Asian Human Services since Feb 2007; Controller, Gladson LLC (privately owned firm providing database services to consumer packaged goods manufacturers and retailers) from Jan 2006 to Feb 2007; CFO, Abraham Lincoln Center from March 2003 through Jan 2006.	1	The Monetta Fund, Inc. (one fund), and The Monetta Trust, (three funds), each since 2001
Mark F. Ogan (1942)	Trustee	Indefinite Term since July 16, 2010	Self-employed management consultant June 2008 to present; Internal Consultant, RM Acquisition (d/b/a Rand McNally) April 2008 through June 2008; Sr. VP & COO, of RM Acquisition, LLC (d/b/a Rand McNally), from Dec 2007 through April 2008; Sr. VP & COO, Rand McNally & Co. from July 2003 through Dec 2007.	1	The Monetta Fund, Inc. (one fund), since 1988, and The Monetta Trust, (three funds), since 1993
Robert S. Bacarella (1949)	Trustee	Indefinite Term since July 16, 2010	Chairman, Chief Executive Officer and President of Monetta Financial Services, Inc. since April 1997.	1	The Monetta Fund, Inc. (one fund), since 1985, and The Monetta Trust, (three funds), since 1993
INTERESTED TRUSTEES(1)
Brian T. Jeffries (1965)	Trustee and President	Indefinite term; since 2000	Founder and President of Ambassador Capital Management, LLC since 1998; Partner and Portfolio Manager of Munder Capital Management from 1994-1998.	1	None

(1)

Mr. Jeffries is an “interested Trustee” because he holds a position as an executive officer and a principal owner of Ambassador Capital Management, L.L.C.,  the Trust’s investment adviser.

The business address for each Nominee (other than Mr. Jeffries) listed above is 1776-A South Naperville Road, Suite 100, Wheaton, IL 60189.  Mr. Jeffries’ business address is 500 Griswold Street, Detroit, MI 48226.

Please keep this supplement for future reference